Supplemental cash flow information (Tables)	12 Months Ended
Sep. 30, 2024
Supplemental Cash Flow Information [Abstract]
Disclosure of non-cash working capital [Table Text Block]
	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022

Trade and other receivables	$(267,606)	$(128,387)	$631,801
Inventories	9,225	(148,850)	49,446
Prepaid expenses and other	383,357	(440,242)	425,876
Deferred costs	(35,596)	-	-
Accounts payable and accrued liabilities	(257,257)	(1,666,486)	2,515,289
Contract liabilities	(399)	73,699	17,410
Warrant liabilities	(25,395)	-	-
Accrued royalties liability	(150,000)	-	-
	$(343,671)	$(2,310,266)	$3,639,822